Net interest income and other income from fair value changes on financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Tables [Line Items]
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Tables Explanatory

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Net interest income from financial instruments measured

at fair value through profit or loss and other
7,061 3,770 1,403
Other net income from financial instruments measured

at fair value through profit or loss
1
14,690 11,583 7,517
Total net income from financial instruments measured at fair value through profit or loss and other
21,752 15,353 8,920
Net interest income
Interest income from loans and deposits
2
32,494 28,569 9,612
Interest income from securities financing transactions measured at amortized cost
3
4,074 3,948 1,378
Interest income from other financial instruments measured

at amortized cost
1,371 1,187 545
Interest income from debt instruments measured at fair

value through other comprehensive income
104 103 74
Interest resulting from derivative instruments designated as cash flow hedges

(2,049) (2,064) 173
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
35,994 31,743 11,782
Interest expense on loans and deposits
4
19,653 15,011 2,579
Interest expense on securities financing transactions measured at amortized cost
5
2,051 1,968 1,089
Interest expense on debt issued 14,053 11,072 2,803
Interest expense on lease liabilities 191 166 92
Total interest expense from financial instruments measured at amortized cost 35,947 28,216 6,564
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
47 3,527 5,218
Total net interest income from financial instruments measured at fair value through profit or loss and other
7,061 3,770 1,403
Total net interest income 7,108 7,297 6,621
1 Includes net losses

from financial liabilities designated

at fair value of

USD
1,836
m (net losses of

USD
4,843
m in 2023 and

net gains of USD
17,037
m in 2022). This

complementary “of which”

information for
financial liabilities designated at fair value excludes fair value changes on hedges related to financial liabilities designated at fair value, and foreign currency translation effects arising from translating foreign currency transactions into the

respective functional currency,

both of which

are reported within

Other net income

from financial instruments

measured at fair

value through profit

or loss. Net

gains / (losses)

from financial
liabilities designated at fair value included net losses of USD 1,844 m (net losses of USD 2,045 m and net gains of USD 4,112 m in 2023 and 2022, respectively) from financial liabilities related to unit-linked investment notes issued by

UBS’s Asset

Management business division.

These gains /

(losses) are fully

offset within Other

net income from

financial instruments measured

at fair value

through profit or

loss by the

fair value
change on the financial assets hedging the unit-linked investment contracts, which are not disclosed as part of Net gains / (losses) from financial liabilities designated at fair value.

2 Consists of interest income from
cash and balances at central banks,

amounts due from banks and customers, and

cash collateral receivables on derivative

instruments, as well as negative

interest on amounts due to banks, customer

deposits, and
cash collateral payables on

derivative instruments.

3 Includes negative interest, including

fees, on payables

from securities financing transactions

measured at amortized cost.

4 Consists of interest expense

on
amounts due to banks,

cash collateral payables

on derivative instruments,

and customer deposits,

as well as negative

interest on cash and

balances at central

banks, amounts due

from banks, and

cash collateral
receivables on

derivative instruments.

5 Includes

interest expense

on payables

from securities

financing transactions

and negative

interest, including

fees, on

receivables from

securities financing

transactions
measured at amortized cost.